ALLIANCE PREMIER GROWTH FUND

SEMI-ANNUAL REPORT
MAY 31, 1999

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                             ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

July 29, 1999

Dear Shareholder:

We are pleased to provide you with this report on the Alliance Premier Growth Fund (the "Fund"). This report contains investment results and market activity for the semi-annual period ended May 31, 1999.


INVESTMENT RESULTS
The following table provides the Fund's performance results for the six- and 12-month periods ended May 31, 1999. For comparison, we have also provided the returns for the Standard & Poor's 500 Stock Index (the "S&P 500"), a common measure of the broad stock market, and your Fund's benchmark, the Russell 1000 Growth Stock Index, which measures the performance of large-cap U.S. stocks.

Over the six- and 12-month periods under review, your Fund posted excellent returns, outperforming the Russell 1000 Growth Stock Index and significantly outperforming the S&P 500. The Fund's performance was due to strong appreciation in selected technology stocks, high-growth retailers, and telecommunication suppliers and service companies. Many of these positions reflect companies that were purchased in greater concentration in the portfolio during periods of price weakness in the early fall of 1998.


INVESTMENT RESULTS*
Period ended May 31, 1999
                                           TOTAL RETURNS
                                       6 MONTHS      12 MONTHS
                                       --------      ---------
ALLIANCE PREMIER GROWTH FUND
  Class A                                16.44%         27.07%
  Class B                                16.10%         26.27%
  Class C                                16.12%         26.22%

S&P 500 STOCK INDEX                      12.60%         21.03%

RUSSELL 1000 GROWTH STOCK INDEX          12.53%         26.22%


* TOTAL RETURNS FOR THE FUND ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF MAY 31, 1999. ALL FEES AND EXPENSES RELATED TO THE OPERATION OF THE FUND HAVE BEEN DEDUCTED, BUT NO ADJUSTMENT HAS BEEN MADE FOR SALES CHARGES THAT MAY APPLY WHEN SHARES ARE PURCHASED OR REDEEMED. RETURNS FOR THE FUND AND ITS COMPARATIVE BENCHMARKS INCLUDE THE REINVESTMENT OF ANY DISTRIBUTIONS PAID DURING THE PERIOD. TOTAL RETURN FOR ADVISOR CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES ASSOCIATED WITH THAT CLASS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

     THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED RUSSELL 1000 GROWTH STOCK INDEX REPRESENTS THE PERFORMANCE OF 1000 OF THE LARGEST U.S. COMPANIES BY MARKET CAPITALIZATION. AN INVESTOR CANNOT INVEST DIRECTLY IN THE INDICES.

     ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.


ECONOMIC REVIEW
In our view, there have been two themes in the U.S. equity market over the past nine months. Throughout November and December of 1998 and continuing through the first quarter of 1999, growth stocks continued to perform extremely well. Beginning in April and May of 1999, the market began to broaden out and embrace more cyclical industries such as basic commodities, chemicals and papers. As a result, growth stocks came under price pressure as many investors believed that world economic growth would accelerate and translate into strong earnings gains for these more economically sensitive companies.

Accordingly (and despite no change in their underlying fundamentals), the share prices of many blue-chip growth companies declined from April to May of 1999 by as much as 25% or more. Experience dictates that cyclical stocks do best when they can actually demonstrate rapid growth in earnings based on overall world economic expansion. In our judgment, evidence of such resurgent world economic growth is mixed and inconclusive. There are signs of lingering softness in Europe, and Asia, while improving, does not exhibit robust strength.

In our view, it is therefore unclear that the cyclical stocks enjoy the economic backdrop that would justify their strong increase in price. Our bias remains that domestic growth will moderate somewhat in the second half of 1999, favoring large, blue-chip growth companies that can be trusted to deliver on consistent earnings progressions. In our judgement, these companies would include pharmaceuticals, high-growth retailers, media and cable


1


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

companies, and technology companies--many of which are now at more attractive price levels than at any previous time this year.

Many of the top companies in your Fund's portfolio exhibit expected growth rates of 20% or more per year. The visibility of this growth is high and the managements of these companies continue to express confidence in these levels of on-going growth expectations. The U.S. consumer also remains optimistic and confident. Inflation remains virtually non-existent, and any moderate Federal Reserve action would likely be viewed by both the bond and equity markets as responsible. We believe that the position of the United States in relation to the rest of the world has never been stronger, and that holds equally for the country's premier growth companies. All that has changed is that the prices of these companies are now more attractive.


REVIEW OF INVESTMENT STRATEGY
Alliance Premier Growth Fund seeks long term growth by investing in many of what we believe to be the premier U.S. companies that demonstrate world leadership positions in their sector. We are continuing to stay the course with an optimistic bias, but remain extremely price conscious when looking at one stock against another. Portfolio positions are adjusted as relative price changes. We expect market volatility to continue, even increase, and as such will hold to our strategy of taking profits during periods of market euphoria, while adding to core holdings during periods of price weakness. We believe that this strategy adds a layer of value above and beyond our key requirement of good stock selection based on rigorous fundamental research.

We thank you for your continued interest and investment in the Alliance Premier Growth Fund and look forward to reporting our progress to you in the coming periods.

Sincerely,


John D. Carifa
Chairman and President


Alfred Harrison
Executive Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2


INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

Alliance Premier Growth Fund is an open-end, diversified investment company that seeks long-term growth of capital by investing in the common stocks of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. Normally, about 40 companies will be represented in the portfolio, with the 25 most highly regarded of these usually constituting 70% of the Fund's net assets.


INVESTMENT RESULTS
NAV AND SEC AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1999

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      27.07%         21.67%
Five Years                    29.31%         28.19%
Since Inception*              24.16%         23.36%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      26.27%         22.27%
Five Years                    28.49%         28.49%
Since Inception*              23.40%         23.40%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
One Year                      26.22%         25.22%
Five Years                    28.49%         28.49%
Since Inception*              25.00%         25.00%


SEC AVERAGE ANNUAL TOTAL RETURNS
AS OF THE MOST RECENT QUARTER-END (MARCH 31, 1999)

                              CLASS A        CLASS B        CLASS C
                              -------        -------        -------
1 Year                         29.84%         30.72%         33.72%
5 Years                        29.88%         30.17%         30.17%
Since Inception*               25.04%         25.11%         26.99%


The Fund's investment results represent average annual total returns. The NAV and SEC returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without (NAV) and with (SEC) the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception: 9/28/92, Class A and Class B; 5/3/93, Class C.


3


TEN LARGEST HOLDINGS
MAY 31, 1999 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                                                   PERCENT OF
COMPANY                                          VALUE             NET ASSETS
-------------------------------------------------------------------------------
Nokia Corp. (ADR)                          $  585,714,500             5.3%
Tyco International, Ltd.                      510,128,190             4.6
Dell Computer Corp.                           472,003,819             4.3
Cisco Systems, Inc.                           460,298,825             4.1
MCI WorldCom, Inc.                            451,508,037             4.1
Morgan Stanley, Dean Witter & Co.             450,368,878             4.0
Pfizer, Inc.                                  434,313,000             3.9
EMC Corp.                                     370,206,500             3.3
Intel Corp.                                   368,938,719             3.3
Federal Home Loan Mortgage Corp.              365,351,137             3.3
                                           $4,468,831,605            40.2%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)

                                                         SHARES*
-------------------------------------------------------------------------------
                                                                 HOLDINGS
PURCHASES                                          BOUGHT         5/31/99
-------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.                3,553,500       6,265,400
Gap, Inc.                                       4,953,300       4,953,300
Intel Corp.                                     5,484,400       6,824,300
Lowe's Cos., Inc.                               4,814,400       4,814,400
MCI WorldCom, Inc.                              3,389,000       5,227,300
McKesson HBOC, Inc.                             5,113,199       5,113,199
MediaOne Group, Inc.                            4,771,300       4,771,300
Morgan Stanley, Dean Witter & Co.               4,015,500       4,667,035
Pfizer, Inc.                                    2,010,500       4,059,000
Warner-Lambert Co.                              3,171,900       4,057,400

                                                                 HOLDINGS
SALES                                                SOLD         5/31/99
-------------------------------------------------------------------------------
AirTouch Communications, Inc.                   1,032,600       3,439,300
Colgate-Palmolive Co.                             579,000              -0-
General Electric Co.                              695,900              -0-
May Department Stores Co.                         800,800              -0-
Northwest Airlines Corp. Cl.A                     825,900       1,331,500
Philip Morris Cos., Inc.                        1,995,100              -0-
Progressive Corp.                                 220,000              -0-
UAL Corp.                                         305,500       1,017,600
U.S. Bancorp                                    2,015,800              -0-
Washington Mutual, Inc.                         1,428,852              -0-


*    Adjusted for a spin-off.


4


PORTFOLIO OF INVESTMENTS
MAY 31, 1999 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON STOCKS-99.0%
TECHNOLOGY-27.9%
COMMUNICATION EQUIPMENT-9.4%
EMC Corp. (a)                                 3,716,000   $  370,206,500
Lucent Technologies, Inc.                     1,522,900       86,614,937
Nokia Corp. (ADR) (Finland)                   8,249,500      585,714,500
                                                          --------------
                                                           1,042,535,937

COMPUTER HARDWARE-6.5%
Dell Computer Corp. (a)                      13,706,100      472,003,819
International Business Machines Corp.         2,200,800      255,980,550
                                                          --------------
                                                             727,984,369

COMPUTER SOFTWARE-1.8%
Microsoft Corp. (a)                           2,442,400      197,071,150

NETWORKING SOFTWARE-5.3%
Ascend Communications, Inc. (a)               1,447,700      134,183,694
Cisco Systems, Inc. (a)                       4,222,925      460,298,825
                                                          --------------
                                                             594,482,519

SEMI-CONDUCTOR CAPITAL EQUIPMENT-0.8%
Applied Materials, Inc. (a)                   1,564,400       85,944,225

SEMI-CONDUCTOR COMPONENTS-4.1%
Intel Corp.                                   6,824,300      368,938,719
Micron Technology, Inc. (a)                   2,252,600       85,458,012
                                                          --------------
                                                             454,396,731
                                                          --------------
                                                           3,102,414,931

CONSUMER SERVICES-26.5%
ADVERTISING-0.7%
Clear Channel Communications, Inc. (a)        1,125,900       74,379,769

AIRLINES-3.2%
Continental Airlines, Inc. C1.B (a)           2,415,300       94,800,525
Delta Airlines, Inc.                          1,250,000       71,718,750
KLM Royal Dutch Air                           2,866,112       83,117,248
Northwest Airlines Corp. Cl.A (a)             1,331,500       44,272,375
UAL Corp. (a)                                 1,017,600       68,433,600
                                                          --------------
                                                             362,342,498

BROADCASTING & CABLE-8.2%
AirTouch Communications, Inc. (a)             3,439,300      345,649,650
AT&T Corp. - Liberty Media Group C1.A (a)     2,242,412      148,980,247
Chancellor Media Corp. Cl.A (a)               1,248,600       63,444,488
MediaOne Group, Inc.                          4,771,300      352,479,787
                                                          --------------
                                                             910,554,172

RESTAURANTS & LODGING-0.5%
Starbucks Corp. (a)                           1,587,600       58,542,750

RETAIL - GENERAL MERCHANDISE-13.9%
Costco Cos., Inc. (a)                         2,009,700      145,703,250
Dayton Hudson Corp.                           2,112,000      133,056,000
Gap, Inc.                                     4,953,300      309,890,831
Home Depot, Inc.                              6,169,600      350,896,000
Kohl's Corp. (a)                              2,001,400      136,470,463
Lowe's Cos., Inc.                             4,814,400      250,047,900
Wal-Mart Stores, Inc.                         5,081,000      216,577,625
                                                          --------------
                                                           1,542,642,069
                                                          --------------
                                                           2,948,461,258

FINANCE-18.0%
BANKING - MONEY CENTER-0.8%
Chase Manhattan Corp.                         1,292,400       93,699,000

BANKING - REGIONAL-1.3%
Bank One Corp.                                  345,700       19,553,656
BankAmerica Corp. (a)                         1,111,502       71,900,286
Fifth Third Bancorp                             730,700       49,824,606
                                                          --------------
                                                             141,278,548

BROKERAGE & MONEY MANAGEMENT-5.6%
Goldman Sachs Group, Inc. (a)                   350,700       23,825,681
Merrill Lynch & Co., Inc.                     1,730,700      145,378,800
Morgan Stanley, Dean Witter & Co.             4,667,035      450,368,878
                                                          --------------
                                                             619,573,359

INSURANCE-2.4%
American International Group, Inc.              726,937       83,097,986
Citigroup, Inc.                               2,761,100      182,922,875
                                                          --------------
                                                             266,020,861


5


PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________


                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                        (000)            VALUE
-------------------------------------------------------------------------
MORTGAGE BANKING-3.3%
Federal Home Loan Mortgage Corp.              6,265,400  $   365,351,137

MISCELLANEOUS-4.6%
Associates First Capital Corp. Cl.A           2,954,900      121,150,900
MBNA Corp.                                   11,168,550      308,531,194
Newcourt Credit Group, Inc. (Canada)          5,478,300       89,022,375
                                                          --------------
                                                             518,704,469
                                                          --------------
                                                           2,004,627,374

HEALTH CARE-13.0%
DRUGS-10.4%
Bristol-Myers Squibb Co.                      3,291,800      225,899,775
Pfizer, Inc.                                  4,059,000      434,313,000
Schering-Plough Corp.                         5,528,200      249,114,513
Warner-Lambert Co.                            4,057,400      251,558,800
                                                          --------------
                                                           1,160,886,088

MEDICAL SERVICES-2.6%
IMS Health, Inc.                              4,373,500      107,697,437
McKesson HBOC, Inc.                           5,113,199      174,168,341
                                                          --------------
                                                             281,865,778
                                                          --------------
                                                           1,442,751,866

MULTI INDUSTRY COMPANIES-4.6%
Tyco International, Ltd.                      5,838,377      510,128,190

UTILITIES-4.1%
TELEPHONE UTILITY-4.1%
MCI WorldCom, Inc. (a)                        5,227,300      451,508,037

CONSUMER STAPLES-2.4%
RETAIL - FOOD & DRUG-2.4%
Kroger Co. (a)                                2,282,700      133,680,619
Safeway, Inc. (a)                             2,983,900      138,751,350
                                                          --------------
                                                             272,431,969

CAPITAL GOODS-1.4%
POLLUTION CONTROL-0.6%
Waste Management, Inc.                        1,333,500       70,508,812

MISCELLANEOUS-0.8%
United Technologies Corp.                     1,426,400       88,525,950
                                                          --------------
                                                             159,034,762

CONSUMER MANUFACTURING-0.9%
AUTO & RELATED-0.9%
Ford Motor Co.                                1,820,400      103,876,575

TRANSPORTATION-0.2%
AIR FREIGHT-0.2%
FDX Corp. (a)                                   442,200       24,348,638

Total Common Stocks
  (cost $9,748,983,702)                                   11,019,583,600

SHORT-TERM INVESTMENTS-0.4%
COMMERCIAL PAPER-0.4%
General Electric Capital Corp.
  4.93%, 6/01/99                                $42,019       42,019,000

TIME DEPOSIT-0.0%
State Street Cayman Islands
  4.50%, 6/01/99                                  3,741        3,741,000

Total Short-Term Investments
  (amortized cost $45,760,000)                                45,760,000

TOTAL INVESTMENTS-99.4%
  (cost $9,794,743,702)                                   11,065,343,600
Other assets less liabilities-0.6%                            62,087,997

NET ASSETS-100%                                          $11,127,431,597


(a)  Non-income producing security.

     Glossary:

     ADR - American Depositary Receipt.
     See notes to financial statements.


6


STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1999 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $9,794,743,702)   $ 11,065,343,600
  Cash                                                                     967
  Receivable for investment securities sold                        124,842,340
  Receivable for capital stock sold                                 90,608,679
  Dividends and interest receivable                                  4,895,020
  Prepaid expenses                                                     198,345
  Total assets                                                  11,285,888,951

LIABILITIES
  Payable for investment securities purchased                      135,158,386
  Advisory fee payable                                               9,088,020
  Distribution fee payable                                           7,462,093
  Payable for capital stock redeemed                                 5,924,048
  Accrued expenses and other liabilities                               824,807
  Total liabilities                                                158,457,354

NET ASSETS                                                    $ 11,127,431,597

COMPOSITION OF NET ASSETS
  Capital stock, at par                                       $        367,064
  Additional paid-in capital                                     9,437,803,692
  Net investment loss                                              (54,505,410)
  Accumulated net realized gain on investments                     473,167,183
  Net unrealized appreciation of investments                     1,270,599,068
                                                              $ 11,127,431,597

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($2,900,592,755 / 92,586,505 shares of capital stock
    issued and outstanding)                                             $31.33
  Sales charge--4.25% of public offering price                            1.39
  Maximum offering price                                                $32.72

  CLASS B SHARES
  Net asset value and offering price per share
    ($5,737,435,085 / 192,043,619 shares of capital stock
    issued and outstanding)                                             $29.88

  CLASS C SHARES
  Net asset value and offering price per share
    ($2,061,862,207 / 68,919,852 shares of capital stock
    issued and outstanding)                                             $29.92

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
  ($427,541,550 / 13,509,766 shares of capital stock
  issued and outstanding)                                               $31.65


See notes to financial statements.


7


STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $606,257)                          $22,713,084
  Interest                                           6,894,277   $  29,607,361

EXPENSES
  Advisory fee                                      42,395,573
  Distribution fee - Class A                         3,803,114
  Distribution fee - Class B                        22,591,002
  Distribution fee - Class C                         7,704,827
  Transfer agency                                    6,637,426
  Registration                                         377,704
  Printing                                             352,598
  Taxes                                                266,355
  Custodian                                            235,862
  Administrative                                        62,000
  Audit and legal                                       53,522
  Directors' fees                                       14,500
  Miscellaneous                                         54,180
  Total expenses                                    84,548,663
  Less: expense offset arrangement
    (see Note B)                                      (435,892)
  Net expenses                                                      84,112,771
  Net investment loss                                              (54,505,410)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investment transactions                     480,140,947
  Net change in unrealized appreciation of
    investments                                                    320,852,633
  Net gain on investments                                          800,993,580

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 746,488,170


See notes to financial statements.


8


STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                                           SIX MONTHS ENDED        YEAR ENDED
                                             MAY 31, 1999          NOVEMBER 30,
                                              (UNAUDITED)             1998
                                          ---------------       --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
  Net investment loss                     $   (54,505,410)      $  (32,453,991)
  Net realized gain on
    investment transactions                   480,140,947          130,077,346
  Net change in unrealized appreciation
    of investments                            320,852,633          675,313,803
  Net increase in net assets
    from operations                           746,488,170          772,937,158

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net realized gain on investments
    Class A                                   (32,516,709)         (25,682,703)
    Class B                                   (67,526,095)         (60,400,293)
    Class C                                   (20,765,712)         (12,552,691)
    Advisor Class                              (5,998,556)          (3,662,777)

CAPITAL STOCK TRANSACTIONS
  Net increase                              5,156,345,989        3,217,836,041
  Total increase                            5,776,027,087        3,888,474,735

NET ASSETS
  Beginning of year                         5,351,404,510        1,462,929,775
  End of period                           $11,127,431,597       $5,351,404,510


See notes to financial statements.


9


NOTES TO FINANCIAL STATEMENTS
MAY 31, 1999 (UNAUDITED)                           ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Premier Growth Fund, Inc. (the "Fund"), organized as a Maryland corporation on July 9, 1992, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares purchased before July 11, 1998 will convert to Class A shares six years after the end of the calendar month of purchase. Class B shares purchased on or after July 11, 1998 will convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors.

2. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized foreign currency gains and losses represent foreign exchange gains and losses from sales and maturities of debt securities, currency gains and losses realized between the trade and settlement dates on security transactions and the difference between the amounts of dividends and interest recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The Fund does not isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale of equity securities. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates would be reflected as a component of net unrealized appreciation of investments, and foreign currency denominated assets and liabilities.

3. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment


10


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discount and amortizes premiums as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisory Class shares have no distribution fees.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser") an advisory fee equal to the annualized rate of 1.00% of the Fund's average daily net assets up to $5 billion, .95% of the next $2.5 billion of the Fund's average daily net assets, .90% of the next $2.5 billion of the Fund's average daily net assets, and .85% of the Fund's average daily net assets over $10 billion. Prior to November 1, 1998 the effective advisory fee was 1% of average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $62,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1999.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $5,046,040 for the six months ended May 31, 1999.

In addition, for the six months ended May 31, 1999, the Fund's expenses were reduced by $435,892 under an expense offset arrangement with Alliance Fund Services. Transfer agency fees reported in the statement of operations exclude these credits.

Alliance Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $1,741,064 from the sale of Class A shares and $75,944, $3,590,227 and $401,915 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended May 31, 1999.

Brokerage commissions paid on investment transactions for the six months ended May 31, 1999, amounted to $9,572,354, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .50% of the average daily net assets


11


NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $163,747,130 and $13,454,167 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $8,199,677,804 and $3,228,360,069, respectively, for the six months ended May 31, 1999. There were purchases of $206,614,897 and no sales of U.S. government and government agency obligations for the six months ended May 31, 1999.

At May 31, 1999 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized appreciation of investments was $1,669,529,868 and gross unrealized depreciation of investments was $408,660,923 resulting in net unrealized appreciation of $1,260,868,945.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each Class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1999     NOV. 30,    MAY 31, 1999      NOV. 30,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           67,616,119    56,476,036  $2,166,059,074  $1,405,838,706
Shares issued in
  reinvestment of
  distributions        1,093,809     1,121,642      30,223,734      22,887,704
Shares converted
  from Class B         3,544,007     1,419,064     113,993,121      34,681,201
Shares redeemed      (31,248,417)  (24,392,132)   (999,594,383)   (606,086,880)
Net increase          41,005,518    34,624,610  $1,310,681,546  $  857,320,731

CLASS B
Shares sold           96,126,308    74,810,864  $2,940,322,105  $1,807,421,381
Shares issued in
  reinvestment of
  distributions        2,407,797     2,894,527      63,615,178      56,870,690
Shares converted
  to Class A          (3,711,856)   (1,478,067)   (113,993,121)    (34,681,201)
Shares redeemed       (9,104,314)  (10,277,797)   (277,590,589)   (241,201,004)
Net increase          85,717,935    65,949,527  $2,612,353,573  $1,588,409,866


12


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1999     NOV. 30,    MAY 31, 1999      NOV. 30,
                      (UNAUDITED)       1998       (UNAUDITED)        1998
                     ------------  ------------  --------------  --------------
CLASS C
Shares sold           45,637,154    40,451,101  $1,396,919,239   $ 981,761,319
Shares issued in
  reinvestment of
  distributions          741,321       593,076      19,615,543      11,712,445
Shares redeemed      (10,160,849)  (16,699,091)   (306,200,353)   (402,173,143)
Net increase          36,217,626    24,345,086  $1,110,334,429   $ 591,300,621

ADVISOR CLASS
Shares sold            5,729,043    11,134,237  $  189,047,101   $ 275,248,745
Shares issued in
  reinvestment of
  distributions          208,442       170,458       5,807,195       3,504,261
Shares redeemed       (2,229,801)   (3,921,835)    (71,877,855)    (97,948,183)
Net increase           3,707,684     7,382,860  $  122,976,441   $ 180,804,823


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended May 31, 1999.


13


FINANCIAL HIGHLIGHTS                               ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CLASS A
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                         YEAR ENDED NOVEMBER 30,
                                            MAY 31, 1999  --------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $27.50       $22.00       $17.98       $16.09       $11.41       $11.78

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.13)(a)     (.15)(a)     (.10)(a)     (.04)(a)     (.03)        (.09)
Net realized and unrealized gain (loss)
  on investment transactions                    4.57         7.11         5.20         3.20         5.38         (.28)
Net increase (decrease) in net asset
  value from operations                         4.44         6.96         5.10         3.16         5.35         (.37)

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)       (1.27)        (.67)          -0-
Net asset value, end of period                $31.33       $27.50       $22.00       $17.98       $16.09       $11.41

TOTAL RETURN
Total investment return based on net
  asset value (b)                              16.44%       33.94%       30.46%       21.52%       49.95%       (3.14)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) $2,900,593   $1,418,262     $373,099     $172,870      $72,366      $35,146
Ratio of expenses to average net assets         1.48%(c)(d)  1.59%(d)     1.57%        1.65%        1.75%        1.96%
Ratio of net investment loss to average
  net assets                                    (.79)%(c)    (.59)%       (.52)%       (.27)%       (.28)%       (.67)%
Portfolio turnover rate                           39%          82%          76%          95%         114%          98%


See footnote summary on page 17.


14


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS B
                                            ----------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                         YEAR ENDED NOVEMBER 30,
                                           MAY 31, 1999  ---------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $26.33       $21.26       $17.52       $15.81       $11.29       $11.72

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.22)(a)     (.30)(a)     (.23)(a)     (.14)(a)     (.11)        (.15)
Net realized and unrealized gain (loss)
  on investment transactions                    4.38         6.83         5.05         3.12         5.30         (.28)
Net increase (decrease) in net asset
  value from operations                         4.16         6.53         4.82         2.98         5.19         (.43)

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)       (1.27)        (.67)          -0-
Net asset value, end of period                $29.88       $26.33       $21.26       $17.52       $15.81       $11.29

TOTAL RETURN
Total investment return based on net
  asset value (b)                              16.10%       33.04%       29.62%       20.70%       49.01%       (3.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) $5,737,435   $2,799,288     $858,449     $404,137     $238,088     $139,988
Ratio of expenses to average net assets         2.16%(c)(d)  2.28%(d)     2.25%        2.32%        2.43%        2.47%
Ratio of net investment loss to average
  net assets                                   (1.47)%(c)   (1.27)%      (1.20)%       (.94)%       (.95)%      (1.19)%
Portfolio turnover rate                           39%          82%          76%          95%         114%          98%


See footnote summary on page 17.


15


FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              CLASS C
                                            ----------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                          YEAR ENDED NOVEMBER 30,
                                            MAY 31, 1999  --------------------------------------------------------------
                                            (UNAUDITED)      1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year            $26.36       $21.29       $17.54       $15.82       $11.30       $11.72

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                             (.22)(a)     (.31)(a)     (.24)(a)     (.14)(a)     (.08)        (.09)
Net realized and unrealized gain (loss)
  on investment transactions                    4.39         6.84         5.07         3.13         5.27         (.33)
Net increase (decrease) in net asset
  value from operations                         4.17         6.53         4.83         2.99         5.19         (.42)

LESS:DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)       (1.27)        (.67)          -0-
Net asset value, end of period                $29.92       $26.36       $21.29       $17.54       $15.82       $11.30

TOTAL RETURN
Total investment return based on net
  asset value (b)                              16.12%       32.99%       29.64%       20.76%       48.96%       (3.58)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) $2,061,862     $862,193     $177,923      $60,194      $20,679       $7,332
Ratio of expenses to average net assets         2.16%(c)(d)  2.28%(d)     2.24%        2.32%        2.42%        2.47%
Ratio of net investment loss to average
  net assets                                   (1.47)%(c)   (1.30)%      (1.22)%       (.94)%       (.97)%      (1.16)%
Portfolio turnover rate                           39%          82%          76%          95%         114%          98%


See footnote summary on page 17.


16


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                             ADVISOR CLASS
                                            ----------------------------------------------------
                                                                                     OCT. 2,
                                            SIX MONTHS                               1996(E)
                                               ENDED      YEAR ENDED NOVEMBER 30,      TO
                                           MAY 31, 1999  ------------------------   NOV. 30,
                                            (UNAUDITED)     1998         1997         1996
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $27.71       $22.10       $17.99       $15.94

INCOME FROM INVESTMENT OPERATIONS
Net investment loss (a)                         (.07)        (.07)        (.06)        (.01)
Net realized and unrealized gain
  on investment transactions                    4.62         7.14         5.25         2.06
Net increase in net asset
  value from operations                         4.55         7.07         5.19         2.05

LESS: DISTRIBUTIONS
Distributions from net realized gains           (.61)       (1.46)       (1.08)          -0-
Net asset value, end of period                $31.65       $27.71       $22.10       $17.99

TOTAL RETURN
Total investment return based on net
  asset value (b)                              16.72%       34.31%       30.98%       12.86%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $427,542     $271,661      $53,459       $1,922
Ratio of expenses to average net assets         1.15%(c)(d)  1.26%(d)     1.25%        1.50%(c)
Ratio of net investment loss to average
  net assets                                    (.46)%(c)    (.28)%       (.28)%       (.48)%(c)
Portfolio turnover rate                           39%          82%          76%          95%


(a)  Based on average shares oustanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratio reflects expenses grossed up for expense offset arrangement with the Transfer Agent. For the six months ended May 31, 1999 and the year ended November 30, 1998, the ratios of expenses to average net assets were 1.47% and 1.58% for Class A shares, 2.15% and 2.27% for Class B shares, 2.15% and 2.27% for Class C shares and 1.14% and 1.25% for Advisor Class shares, respectively.

(e)  Commencement of distribution.


17


                                                   ALLIANCE PREMIER GROWTH FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
ALFRED HARRISON, EXECUTIVE VICE PRESIDENT
KATHLEEN A. CORBET, SENIOR VICE PRESIDENT
THOMAS J. BARDONG, VICE PRESIDENT
DANIEL NORDBY, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, NY 10036-2798

LEGAL COUNSEL
SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


18


THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term U.S. Government Fund

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Environment Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Select Investors Series - Premier Portfolio

GROWTH & INCOME
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Global Small Cap Fund
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance Greater China '97 Fund
Alliance International Fund
Alliance International Premier Growth Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

INSTITUTIONAL
Premier Growth
Quasar
Real Estate Investment

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
Alliance Capital Reserves
Alliance Government Reserves
Alliance Institutional Reserves
    Prime Portfolio
    Government Portfolio
    Tax-Free Portfolio
    Treasury Portfolio
    Trust Portfolio
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    General Municipal Portfolio
    Government Portfolio


19


ALLIANCE PREMIER GROWTH FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

APGSR 599